Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Net income (loss)	$ 153,301	$ 15,035	$ (43,964)
Other comprehensive income (loss):
Exchange differences on translation of foreign operations	(742)	(3,477)	(1,156)
Reclassification of exchange differences on loss of control	0	(96)	0
Share of other comprehensive income of equity-accounted investees	0	0	227
Reclassification of share of other comprehensive loss of equity-accounted investees	0	708	0
Total other comprehensive loss	(742)	(2,865)	(928)
Total comprehensive income (loss) attributable to owners of the parent	$ 152,559	$ 12,170	$ (44,891)